GLOBAL REAL ESTATE FUND Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (net) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
FTSE EPRA/ NAREIT Developed Index (net) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.25%
None
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	1.77%	3.39%